Significant events for the year ended December 31, 2025 and the three-month period ended March 31, 2026 and subsequent events - For the three-month period ended March 31, 2026 (Details) € in Thousands	1 Months Ended				2 Months Ended	3 Months Ended	112 Months Ended	124 Months Ended
	Mar. 31, 2026 EUR (€) shares	Feb. 28, 2026 shares	Apr. 30, 2025 shares	Jan. 31, 2025 shares	Mar. 31, 2026 shares	Mar. 31, 2026 shares	Mar. 31, 2026 shares	Mar. 31, 2026 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Key management personnel compensation, termination benefits | €	€ 278
Key Management Personnel Compensation, Contractual Severance Indemnity | €	€ 240
AGAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)						460,845		11,171,743
AGAs | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					50.00%
Vesting period					2 years
AGAs | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					25.00%
Vesting period					3 years
AGAs | Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					25.00%
Vesting period					4 years
AGA-2026-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)					47,500
AGA-2026-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)					294,476
AGA-2026-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)					1,619
BSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)		23,477	39,370	125,000		23,477	510,191
BSAs | Board member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%	25.00%	25.00%
Vesting period		4 years	4 years	4 years
Free Shares (AGA)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares waived (in shares)	77,050				77,050	77,050	77,050	77,050
Number of shares with performance conditions waived (in shares)	40,200				40,200	40,200	40,200	40,200
Number of shares lapsed (in shares)	217,750				217,750	217,750	217,750	217,750